NUVEEN DIVIDEND VALUE FUND

SUPPLEMENT DATED JUNE 24, 2014

TO THE SUMMARY PROSPECTUS DATED FEBRUARY 28, 2014

Class B shares of Nuveen Dividend Value Fund are no longer being offered.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-DVS-0614P